UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Fidelity ®
Limited Term
Government Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.45%	$ 1,000.00	$ 1,005.40	$ 2.25
Hypothetical A		$ 1,000.00	$ 1,022.69	$ 2.27

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of May 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	47.0	51.5
1 - 1.99%	17.4	17.6
2 - 2.99%	7.6	6.6
3 - 3.99%	6.4	4.5
4 - 4.99%	6.6	7.2
5 - 5.99%	6.8	8.1
6% and above	1.2	3.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of May 31, 2014
6 months ago
Years	3.1	3.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2014
6 months ago
Years	2.5	2.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Mortgage Securities 10.2%		Mortgage Securities 13.4%
	CMOs and Other Mortgage Related Securities 20.3%		CMOs and Other Mortgage Related Securities 17.5%
	U.S. Treasury Obligations 61.1%		U.S. Treasury Obligations 62.3%
	U.S. Government Agency Obligations† 5.5%		U.S. Government Agency Obligations† 5.4%
	Foreign Government & Government Agency Obligations 1.4%		Foreign Government & Government Agency Obligations 0.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	1.4%	** Foreign investments	0.9%
* Futures and Swaps	2.1%	** Futures and Swaps	3.4%

† Includes NCUA Guaranteed Notes

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 66.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	$ 1,410,000	$ 1,415,278
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,170,285
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,585,563
U.S. Treasury Obligations - 61.1%
U.S. Treasury Notes:
0.25% 2/15/15	4,700,000	4,705,325
0.25% 4/15/16	598,000	597,089
0.25% 5/15/16 (a)	22,000,000	21,954,455
0.375% 1/15/16	5,000,000	5,009,960
0.375% 2/15/16 (b)	1,000,000	1,001,641
0.375% 3/15/16	3,000,000	3,003,867
0.375% 5/31/16	12,833,000	12,833,000
0.625% 7/15/16	7,763,000	7,796,358
0.625% 8/15/16	17,377,000	17,440,808
0.625% 11/15/16	8,407,000	8,418,165
0.625% 12/15/16	21,128,000	21,137,909
0.625% 2/15/17	5,000,000	4,993,750
0.625% 4/30/18	3,690,000	3,611,588
0.75% 1/15/17	2,613,000	2,620,348
0.75% 6/30/17	5,245,000	5,230,251
0.875% 11/30/16	5,318,000	5,356,641
0.875% 1/31/17	812,000	816,568
0.875% 4/30/17	14,887,000	14,932,361
0.875% 5/15/17	9,000,000	9,026,019
0.875% 1/31/18	7,994,000	7,931,551
1% 9/30/16	19,685,000	19,907,992
1.25% 10/31/15	5,500,000	5,581,642
1.25% 11/30/18	4,500,000	4,471,875
1.375% 11/30/15	11,293,000	11,487,545
1.375% 9/30/18	553,000	553,864
1.375% 2/28/19	1,065,000	1,060,007
1.5% 12/31/18	577,000	579,119
1.5% 5/31/19	2,117,000	2,113,031
1.625% 4/30/19	8,402,000	8,444,010
1.75% 7/31/15	3,788,000	3,858,730
3.5% 2/15/18	8,513,000	9,255,231
TOTAL U.S. TREASURY OBLIGATIONS		225,730,700
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 4.5%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.502% 12/7/20 (NCUA Guaranteed) (c)	$ 533,894	$ 534,957
Series 2010-R2 Class 1A, 0.522% 11/6/17 (NCUA Guaranteed) (c)	3,577,673	3,583,962
Series 2011-C1 Class 1A, 0.4823% 2/28/20 (NCUA Guaranteed) (c)	873,622	874,284
Series 2011-R1 Class 1A, 0.602% 1/8/20 (NCUA Guaranteed) (c)	1,076,527	1,081,742
Series 2011-R4 Class 1A, 0.5356% 3/6/20 (NCUA Guaranteed) (c)	442,433	443,177
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	640,000	647,840
2.35% 6/12/17 (NCUA Guaranteed)	9,140,000	9,509,347
TOTAL OTHER GOVERNMENT RELATED		16,675,309
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $244,837,133)		245,991,572
U.S. Government Agency - Mortgage Securities - 10.2%

Fannie Mae - 2.5%
1.885% 2/1/33 (c)	11,739	12,195
1.91% 12/1/34 (c)	13,587	14,150
1.91% 3/1/35 (c)	11,453	11,921
1.92% 4/1/33 (c)	105,756	110,060
1.93% 10/1/33 (c)	11,601	11,971
1.94% 7/1/35 (c)	4,950	5,165
2.04% 11/1/33 (c)	23,583	24,494
2.05% 3/1/35 (c)	2,041	2,103
2.056% 10/1/35 (c)	6,662	6,970
2.19% 3/1/37 (c)	5,384	5,710
2.204% 1/1/35 (c)	56,459	59,598
2.23% 7/1/34 (c)	7,520	7,917
2.261% 3/1/33 (c)	25,106	26,326
2.286% 7/1/36 (c)	44,044	46,242
2.303% 6/1/36 (c)	8,988	9,519
2.332% 3/1/35 (c)	7,443	7,891
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.338% 9/1/36 (c)	$ 30,676	$ 32,757
2.381% 2/1/37 (c)	115,701	123,547
2.386% 6/1/47 (c)	31,305	33,395
2.387% 7/1/35 (c)	12,677	13,469
2.421% 10/1/33 (c)	11,373	12,049
2.421% 11/1/36 (c)	70,576	75,188
2.427% 12/1/32 (c)	59,907	63,406
2.503% 2/1/36 (c)	12,738	13,577
2.517% 4/1/36 (c)	78,984	84,341
2.584% 5/1/36 (c)	10,080	10,614
2.585% 12/1/32 (c)	409,455	434,818
2.918% 8/1/35 (c)	171,081	182,682
3.167% 3/1/42 (c)	1,910,343	2,008,988
3.189% 1/1/44 (c)	1,112,079	1,160,032
5% 9/1/22 to 12/1/22	1,343,908	1,453,114
5.5% 10/1/20 to 1/1/29	1,857,622	2,019,139
6% 6/1/16 to 10/1/16	7,801	8,105
6.5% 6/1/15 to 8/1/36	915,800	1,056,166
7% 11/1/14	1,170	1,178
9% 5/1/15 to 2/1/20	20,453	22,132
9.5% 11/1/21	69	74
10.5% 8/1/20	7,476	8,568
11.5% 7/15/19	1,501	1,580
12.5% 3/1/16	72	74
		9,181,225
Freddie Mac - 1.1%
1.82% 3/1/35 (c)	27,143	28,098
1.95% 3/1/37 (c)	7,658	8,020
2.022% 2/1/37 (c)	11,425	11,943
2.04% 7/1/35 (c)	293,955	307,165
2.05% 6/1/37 (c)	6,419	6,722
2.095% 8/1/37 (c)	18,964	20,032
2.121% 5/1/37 (c)	15,511	16,359
2.14% 11/1/35 (c)	56,245	59,533
2.16% 6/1/33 (c)	64,231	67,278
2.29% 10/1/35 (c)	47,792	50,330
2.35% 7/1/35 (c)	35,070	37,144
2.355% 4/1/34 (c)	268,104	284,125
2.362% 10/1/36 (c)	84,500	89,508
2.375% 5/1/37 (c)	16,836	17,846
2.385% 5/1/37 (c)	216,824	231,527
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.385% 5/1/37 (c)	$ 118,343	$ 125,886
2.415% 6/1/37 (c)	56,668	60,455
2.418% 4/1/37 (c)	19,643	20,945
2.498% 2/1/36 (c)	1,991	2,121
2.595% 4/1/37 (c)	1,662	1,775
2.673% 7/1/35 (c)	65,299	69,727
2.795% 7/1/36 (c)	25,675	27,417
2.823% 3/1/33 (c)	1,324	1,414
3.065% 10/1/35 (c)	11,722	12,517
3.084% 9/1/41 (c)	414,985	434,497
5% 9/1/35	2,356	2,602
5.5% 11/1/18 to 11/1/21	1,645,633	1,766,298
6% 1/1/24	238,764	263,816
6.5% 12/1/21	68,850	76,380
9% 10/1/16 to 12/1/18	5,652	6,087
9.5% 2/1/17 to 12/1/22	10,821	12,010
10% 6/1/18 to 6/1/20	3,330	3,882
10.5% 9/1/20	31	36
12% 11/1/19	1	1
12.5% 5/1/19 to 6/1/19	3,313	3,518
		4,127,014
Ginnie Mae - 6.6%
4.3% 8/20/61 (e)	479,582	517,822
4.5% 3/15/25 to 6/15/25	887,979	965,616
4.515% 3/20/62 (e)	1,770,920	1,944,274
4.53% 10/20/62 (e)	474,679	524,673
4.55% 5/20/62 (e)	3,700,208	4,070,884
4.556% 12/20/61 (e)	1,942,171	2,130,167
4.604% 3/20/62 (e)	1,064,936	1,172,709
4.616% 1/20/62 (e)	631,184	686,960
4.626% 3/20/62 (e)	797,118	876,658
4.649% 2/20/62 (e)	317,209	349,158
4.65% 3/20/62 (e)	1,023,927	1,128,402
4.682% 2/20/62 (e)	410,828	451,855
4.684% 1/20/62 (e)	2,556,304	2,808,962
4.764% 2/20/61 (e)	633,364	688,969
4.804% 3/20/61 (e)	1,274,054	1,388,036
4.834% 3/20/61 (e)	2,382,770	2,600,188
5.47% 8/20/59 (e)	258,884	275,854
5.5% 11/15/35	331,743	376,333
5.612% 4/20/58 (e)	488,270	506,647
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
6% 6/15/36	$ 730,859	$ 839,404
8% 12/15/23	61,049	71,400
8.5% 1/15/17 to 3/15/17	10,574	11,394
10.5% 1/15/16 to 1/15/18	4,172	4,529
		24,390,894
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $36,873,584)		37,699,133
Collateralized Mortgage Obligations - 13.6%

U.S. Government Agency - 13.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.21% 4/25/24 (c)	366,974	370,014
Series 2001-38 Class QF, 1.13% 8/25/31 (c)	77,856	79,355
Series 2002-49 Class FB, 0.751% 11/18/31 (c)	80,515	81,156
Series 2002-60 Class FV, 1.15% 4/25/32 (c)	18,080	18,501
Series 2002-74 Class FV, 0.6% 11/25/32 (c)	635,198	639,800
Series 2002-75 Class FA, 1.15% 11/25/32 (c)	37,036	37,899
Series 2008-76 Class EF, 0.65% 9/25/23 (c)	156,415	157,064
Series 2010-15 Class FJ, 1.08% 6/25/36 (c)	1,102,254	1,122,110
Series 2010-86 Class FE, 0.6% 8/25/25 (c)	160,004	161,165
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	477,251	508,711
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	66,457	69,590
Series 2002-9 Class PC, 6% 3/25/17	100,715	105,657
Series 2003-74 Class PG, 4.5% 8/25/18	135,624	142,894
Series 2005-19 Class PA, 5.5% 7/25/34	414,419	453,301
Series 2005-27 Class NE, 5.5% 5/25/34	379,328	399,821
Series 2005-52 Class PB, 6.5% 12/25/34	32,021	33,077
Series 2005-64 Class PX, 5.5% 6/25/35	397,289	435,410
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	17,217	18,188
Series 2003-117 Class MD, 5% 12/25/23	180,062	195,179
Series 2004-52 Class KZ, 5.5% 7/25/34	1,923,638	2,113,724
Series 2004-95 Class AN, 5.5% 1/25/25	36,754	37,180
Series 2005-47 Class HK, 4.5% 6/25/20	574,014	606,914
Series 2009-14 Class EB, 4.5% 3/25/24	554,210	588,841
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	674,153	116,196
Series 2010-39 Class FG, 1.07% 3/25/36 (c)	678,761	696,049
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2011-67 Class AI, 4% 7/25/26 (d)	$ 180,702	$ 20,332
Series 2013-40 Class PV, 2% 1/25/26	674,629	687,244
Freddie Mac:
floater:
Series 2448 Class FT, 1.1511% 3/15/32 (c)	101,233	103,437
Series 2526 Class FC, 0.5511% 11/15/32 (c)	101,627	102,176
Series 2530 Class FE, 0.7511% 2/15/32 (c)	48,490	49,152
Series 2630 Class FL, 0.6511% 6/15/18 (c)	5,139	5,159
Series 2711 Class FC, 1.0511% 2/15/33 (c)	382,491	388,232
floater planned amortization class Series 2770 Class FH, 0.5511% 3/15/34 (c)	330,859	333,291
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	202,497	206,445
Series 2356 Class GD, 6% 9/15/16	15,061	15,692
Series 2363 Class PF, 6% 9/15/16	17,800	18,515
Series 2376 Class JE, 5.5% 11/15/16	15,811	16,498
Series 2381 Class OG, 5.5% 11/15/16	8,545	8,875
Series 2425 Class JH, 6% 3/15/17	22,113	23,228
Series 2695 Class DG, 4% 10/15/18	390,584	411,292
Series 3415 Class PC, 5% 12/15/37	148,204	159,596
Series 3763 Class QA, 4% 4/15/34	335,400	354,377
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	480,000	515,878
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	380,333	432,211
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,003,663	1,144,062
Series 2004-2862 Class NE, 5% 9/15/24	3,263,244	3,545,305
Series 2145 Class MZ, 6.5% 4/15/29	481,796	550,080
Series 2357 Class ZB, 6.5% 9/15/31	247,492	285,858
Series 3578 Class B, 4.5% 9/15/24	655,991	690,675
Series 3659 Class EJ 3% 6/15/18	292,849	301,556
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6493% 7/20/37 (c)	190,612	192,105
Series 2008-2 Class FD, 0.6293% 1/20/38 (c)	47,752	48,106
Series 2008-73 Class FA, 1.0093% 8/20/38 (c)	346,302	353,066
Series 2008-83 Class FB, 1.0493% 9/20/38 (c)	351,309	358,403
Series 2009-108 Class CF, 0.7511% 11/16/39 (c)	216,646	218,922
Series 2009-116 Class KF, 0.6811% 12/16/39 (c)	182,138	183,759
Series 2010-9 Class FA, 0.6711% 1/16/40 (c)	288,046	290,533
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2010-H17 Class FA, 0.482% 7/20/60 (c)(e)	$ 1,229,627	$ 1,216,802
Series 2010-H18 Class AF, 0.451% 9/20/60 (c)(e)	1,338,258	1,322,516
Series 2010-H19 Class FG, 0.451% 8/20/60 (c)(e)	1,679,848	1,660,525
Series 2010-H27 Series FA, 0.531% 12/20/60 (c)(e)	461,776	457,857
Series 2011-H05 Class FA, 0.651% 12/20/60 (c)(e)	810,777	808,375
Series 2011-H07 Class FA, 0.651% 2/20/61 (c)(e)	1,413,765	1,409,602
Series 2011-H12 Class FA, 0.641% 2/20/61 (c)(e)	1,762,782	1,756,841
Series 2011-H13 Class FA, 0.651% 4/20/61 (c)(e)	695,349	693,348
Series 2011-H14:
Class FB, 0.651% 5/20/61 (c)(e)	784,942	782,452
Class FC, 0.651% 5/20/61 (c)(e)	731,005	728,782
Series 2011-H17 Class FA, 0.681% 6/20/61 (c)(e)	955,430	953,677
Series 2011-H21 Class FA, 0.751% 10/20/61 (c)(e)	981,050	982,135
Series 2012-H01 Class FA, 0.851% 11/20/61 (c)(e)	846,851	851,391
Series 2012-H03 Class FA, 0.851% 1/20/62 (c)(e)	563,067	566,114
Series 2012-H06 Class FA, 0.781% 1/20/62 (c)(e)	851,458	853,484
Series 2012-H07 Class FA, 0.781% 3/20/62 (c)(e)	512,389	514,507
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	102,631	104,167
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	62,457	62,903
Series 2010-99 Class PT, 3.5% 8/20/33	81,615	82,292
Series 2011-68 Class EC, 3.5% 4/20/41	784,064	827,648
Series 1999-18 Class Z, 6.25% 5/16/29	822,943	927,941
Series 2010-H13 Class JA, 5.46% 10/20/59 (e)	3,767,350	4,017,385
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	1,967,730	2,185,580
Series 2010-H17 Class XP, 5.3017% 7/20/60 (c)(e)	2,558,279	2,832,442
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	1,879,309	2,080,216
Series 2012-64 Class KB, 3.9157% 5/20/41 (c)	257,266	289,423
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,771,550)		50,170,261
Commercial Mortgage Securities - 6.7%
	Principal Amount	Value
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5043% 4/25/19 (c)	$ 769,227	$ 768,457
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	800,000	867,138
Series K034 Class A1, 2.669% 2/25/23	7,225,163	7,422,497
Series K032 Class A1, 3.016% 2/25/23	2,613,279	2,746,530
Series K036 Class A1, 2.777% 4/25/23	4,952,001	5,113,617
Series K501 Class A2, 1.655% 11/25/16	930,000	947,840
Series K714 Class A2, 3.097% 10/25/20	6,500,000	6,795,399
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,271,650)		24,661,478
Foreign Government and Government Agency Obligations - 1.4%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	4,000	4,879
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,819,994
Ukraine Government 1.844% 5/16/19	1,378,000	1,384,161
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,134,699)		5,209,034
Cash Equivalents - 7.3%
Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) # (Cost $26,881,000)	$ 26,881,154	26,881,000
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 3,899,000	23,788
Purchased Swaptions - continued
	Expiration Date	Notional Amount	Value
Call Options - 0.1%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	$ 3,899,000	$ 220,892
TOTAL PURCHASED SWAPTIONS (Cost $233,062)			244,680
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $388,002,678)	390,857,158
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(21,675,520)
NET ASSETS - 100%	$ 369,181,638
Futures Contracts
		Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
58 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2014	$ 12,746,406	$ 6,231
57 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	6,826,195	12,352
TOTAL PURCHASED		$ 19,572,601	$ 18,583
Sold
Treasury Contracts
18 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	2,259,281	(12,976)
TOTAL TREASURY CONTRACTS		$ 21,831,882	$ 5,607
The face value of futures purchased as a percentage of net assets is 5.3%

The face value of futures sold as a percentage of net assets is 0.6%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Jun. 2016	$ 370,000	3-month LIBOR	0.75%	$ (720)	$ 0	$ (720)
CME	Jun. 2019	7,235,000	3-month LIBOR	2%	(90,337)	0	(90,337)
CME	Jun. 2024	2,106,000	3-month LIBOR	3%	(81,903)	0	(81,903)
TOTAL INTEREST RATE SWAPS					$ (172,960)	$ 0	$ (172,960)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $84,824.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $151,248.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$26,881,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 3,764,638
Commerz Markets LLC	15,410,908
Mizuho Securities USA, Inc.	7,705,454
$ 26,881,000
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 245,991,572	$ -	$ 245,117,288	$ 874,284
U.S. Government Agency - Mortgage Securities	37,699,133	-	37,699,133	-
Collateralized Mortgage Obligations	50,170,261	-	50,170,261	-
Commercial Mortgage Securities	24,661,478	-	24,661,478	-
Foreign Government and Government Agency Obligations	5,209,034	-	5,209,034	-
Cash Equivalents	26,881,000	-	26,881,000	-
Purchased Swaptions	244,680	-	244,680	-
Total Investments in Securities:	$ 390,857,158	$ -	$ 389,982,874	$ 874,284
Other Derivative Instruments:
Assets
Futures Contracts	$ 18,583	$ 18,583	$ -	$ -
Liabilities
Futures Contracts	$ (12,976)	$ (12,976)	$ -	$ -
Swaps	(172,960)	-	(172,960)	-
Total Liabilities	$ (185,936)	$ (12,976)	$ (172,960)	$ -
Total Other Derivative Instruments:	$ (167,353)	$ 5,607	$ (172,960)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 18,583	$ (12,976)
Purchased Swaptions (b)	244,680	-
Swaps (c)	-	(172,960)
Total Value of Derivatives	$ 263,263	$ (185,936)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $26,881,000) - See accompanying schedule: Unaffiliated issuers (cost $388,002,678)		$ 390,857,158
Cash		780
Receivable for investments sold		9,787
Receivable for fund shares sold		630,614
Interest receivable		938,784
Receivable for daily variation margin for derivative instruments		7,808
Receivable from investment adviser for expense reductions		6
Total assets		392,444,937

Liabilities
Payable for investments purchased	$ 22,970,482
Payable for fund shares redeemed	152,503
Distributions payable	2,976
Accrued management fee	137,038
Other affiliated payables	300
Total liabilities		23,263,299

Net Assets		$ 369,181,638
Net Assets consist of:
Paid in capital		$ 366,685,600
Undistributed net investment income		83,460
Accumulated undistributed net realized gain (loss) on investments		(274,549)
Net unrealized appreciation (depreciation) on investments		2,687,127
Net Assets, for 36,670,356 shares outstanding		$ 369,181,638
Net Asset Value, offering price and redemption price per share ($369,181,638 ÷ 36,670,356 shares)		$ 10.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Interest		$ 2,030,508

Expenses
Management fee	$ 838,677
Independent trustees' compensation	752
Miscellaneous	518
Total expenses before reductions	839,947
Expense reductions	(1,071)	838,876
Net investment income (loss)		1,191,632
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,402
Futures contracts	27,012
Swaps	(7,574)
Total net realized gain (loss)		75,840
Change in net unrealized appreciation (depreciation) on: Investment securities	775,370
Futures contracts	(12,517)
Swaps	(171,062)
Total change in net unrealized appreciation (depreciation)		591,791
Net gain (loss)		667,631
Net increase (decrease) in net assets resulting from operations		$ 1,859,263

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,191,632	$ 1,953,431
Net realized gain (loss)	75,840	1,116,462
Change in net unrealized appreciation (depreciation)	591,791	(3,126,536)
Net increase (decrease) in net assets resulting from operations	1,859,263	(56,643)
Distributions to shareholders from net investment income	(1,031,200)	(1,811,476)
Distributions to shareholders from net realized gain	(1,387,111)	(2,669,599)
Total distributions	(2,418,311)	(4,481,075)
Share transactions Proceeds from sales of shares	58,456,983	97,528,072
Reinvestment of distributions	2,391,826	4,365,108
Cost of shares redeemed	(80,307,384)	(206,136,012)
Net increase (decrease) in net assets resulting from share transactions	(19,458,575)	(104,242,832)
Total increase (decrease) in net assets	(20,017,623)	(108,780,550)

Net Assets
Beginning of period	389,199,261	497,979,811
End of period (including undistributed net investment income of $83,460 and distributions in excess of net investment income of $76,972, respectively)	$ 369,181,638	$ 389,199,261
Other Information Shares
Sold	5,827,144	9,682,066
Issued in reinvestment of distributions	238,862	432,697
Redeemed	(8,012,398)	(20,473,821)
Net increase (decrease)	(1,946,392)	(10,359,058)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.08	$ 10.17	$ 10.27	$ 10.31	$ 10.31	$ 10.04
Income from Investment Operations
Net investment income (loss) D	.032	.045	.048	.092	.135	.199
Net realized and unrealized gain (loss)	.022	(.038)	.075	.115	.136	.274
Total from investment operations	.054	.007	.123	.207	.271	.473
Distributions from net investment income	(.028)	(.042)	(.050)	(.090)	(.131)	(.203)
Distributions from net realized gain	(.036)	(.055)	(.173)	(.157)	(.140)	-
Total distributions	(.064)	(.097)	(.223)	(.247)	(.271)	(.203)
Net asset value, end of period	$ 10.07	$ 10.08	$ 10.17	$ 10.27	$ 10.31	$ 10.31
Total Return B, C	.54%	.07%	1.22%	2.06%	2.70%	4.76%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.64% A	.45%	.47%	.90%	1.33%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 369,182	$ 389,199	$ 497,980	$ 472,386	$ 511,849	$ 538,834
Portfolio turnover rate	108% A	89%	138%	315%	221%	347%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity® Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,413,177
Gross unrealized depreciation	(513,475)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,899,702

Tax cost	$ 387,957,456

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 27,012	$ (12,517)
Purchased Options	-	11,618
Swaps	(7,574)	(171,062)
Totals (a)	$ 19,438	$ (171,961)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Swaps - continued

clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,378,000 and $0, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $356 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $69.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,002.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ISG-USAN-0714
1.968337.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2014